Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenue - related parties	$ 383,596	$ 229,867	$ 893,628	$ 1,163,585
Revenue	99,647	200,000	484,521	690,000
Total revenue	483,243	429,867	1,378,149	1,853,585
Cost of revenue	77,367	82,810	412,783	219,283
Gross profit	405,876	347,057	965,366	1,634,302
Operating expenses:
Sales and marketing	59,920	4,526	77,642	47,874
General and administrative	261,837	221,791	1,003,035	622,401
Total operating expenses	321,757	226,317	1,080,677	670,275
Income (loss) from operations	84,119	120,740	(115,311)	964,027
Other income (expense)
Interest income	8,355		36,685
Interest expense		(8,710)	(22,352)	(13,607)
Income (loss) on joint ventures	2,238		(8,647)
Other income		1,305	7,430
Total other income (expense)	10,593	(7,405)	13,116	(13,607)
Provision for income taxes
Net income (loss)	$ 94,712	$ 113,335	$ (102,195)	$ 950,420
Weighted average common shares outstanding - Basic (in Shares)	5,120,898	4,707,581	5,120,898	4,571,247
Weighted average common shares outstanding - Diluted (in Shares)	5,120,898	4,707,581	5,120,898	4,571,247
Net income (loss) per common share - Basic (in Dollars per share)	$ 0.01	$ 0.02	$ (0.02)	$ 0.21
Net income (loss) per common share - Diluted (in Dollars per share)	0.01	0.02	(0.02)	0.21
Net income per common share - Diluted (in Dollars per share)	$ 0.01	$ 0.02	$ (0.02)	$ 0.21